Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 — Income Taxes

The income tax provision (benefit) for the years ended December 31, 2018 and 2017 consist of the following:

	12/31/18	12/31/17
U.S. federal
Current	$—	$—
Deferred	(2,065,000)	(534,000)
State and local
Current	—	—
Deferred	(571,000)	(538,000)

	(2,636,000)	(1,072,000)
Deferred tax expense related to tax law change	—	2,909,000

Change in valuation allowance	2,636,000	(1,837,000)

Income tax provision	$—	$—

The reconciliation between the U.S statutory federal income tax rate and the Company’s effective rate for the years ended December 31, 2018 and 2017 is as follows:

	12/31/18	12/31/17
U.S. federal statutory rate	21.00%	34.00%
State income taxes, net of federal benefit	5.57%	4.67%
Federal rate change, deferred items	—%	(23.03)%
State rate change and other	(0.03)%	0.89%
Non-deductible interest	—%	(17.67)%
Federal NOLs to expire unutilized due to sec 382 limitation	—%	(14.02)%
Other permanent items	(0.98)%	(0.03)%
Change in valuation allowance	(25.56)%	15.19%

Effective rate	—%	—%

As of December 31, 2018, and 2017, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	12/31/18	12/31/17
Net operating loss carryover	$8,378,000	$5,925,000
Tax credits	178,000	190,000
Stock-based compensation	27,000	53,000
Other	440,000	219,000

Total deferred tax asset	9,023,000	6,387,000
Less: valuation allowance	(9,023,000)	(6,387,000)

Deferred tax asset, net of valuation allowance	$—	$—

There were no deferred tax liabilities at December 31, 2018 or 2017.

As of December 31, 2018 and 2017, the Company had approximately $35,519,000 and $26,425,000 of Federal net operating loss (“NOL”), and $29,212,000 and $22,046,000 of state NOLs, respectively, available to offset future taxable income. The Federal NOLs incurred prior to 2018 of $26,425,000, if not utilized, begin expiring in the year 2028. The Federal NOLs incurred in 2018 of $9,094,000 have an indefinite carryforward period. The state NOLs, if not utilized begin to expire in 2019 through 2027.

During 2017, the Company experienced an ownership change within the meaning of Section 382 of the Internal Revenue Code of 1986. The ownership change has and will continue to subject the Company’s pre-ownership change net operating loss carryforwards to an annual limitation, which will significantly restrict its ability to use them to offset taxable income in periods following the ownership change. The annual use limitation equals the aggregate value of the Company’s stock at the time of the ownership change multiplied by a specified tax-exempt interest rate.

Ownership changes were also determined to have occurred during the third quarter of 2014 and second quarter of 2015.

As a result of these ownership changes, the Company is limited to an approximate $1,559,000 annual limitation on its ability to utilize pre-change NOLs during the carryforward period and has determined that approximately $5,000,000 of the Company’s pre-change NOLs will expire unutilized. Accordingly, the deferred tax asset and valuation allowance have been adjusted by approximately $1,700,000 to reflect the Federal NOLs that will expire unutilized.

On December 22, 2017, the Tax Cuts and Jobs Act (TCIA) was signed into law. The enacted law reduces the corporate tax rate from 35 percent to 21 percent for tax years beginning after December 31, 2017. ASC 740 requires that the tax effects of changes in tax laws or rates be recognized in the period in which the law is enacted. As a result of the enacted law, the Company is required to revalue deferred tax assets and liabilities at the enacted rate and reflect that change in its financial statements for the period that includes the date of enactment, since the deferred tax items would be expected to reverse at the reduced rate. As a result of the corporate tax rate decrease from the Tax Cuts and Jobs Act (TCIA), the deferred tax assets and valuation allowance have been reduced by approximately $2,909,000 at December 31, 2017.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2018 and 2017. For the years ended December 31, 2018 and December 31, 2017, the change in valuation allowance was a decrease of $2,636,000 and an increase of $1,837,000, respectively.

The Company recognizes interest and penalties relating to unrecognized tax benefits on the income tax expense line in the statement of operations. There are no tax penalties and interest on the statement of operations as of December 31, 2018, 2017 and 2016. The Company operates in multiple tax jurisdictions and, in the normal course of business, its tax returns are subject to examination by various taxing authorities. Such examinations may result in future assessments by these taxing authorities. The Company is subject to examination by U.S. tax authorities beginning with the year ended December 31, 2015.

No accrued interest and penalties are included on the related tax liability accrual on the balance sheet. There are no accrued interest and penalties at December 31, 2018 and December 31, 2017.